TIAA-CREF Funds	Supplement

TIAA-CREF International Funds

TIAA-CREF Emerging Markets Equity Fund
TIAA-CREF Quant International Small-Cap Equity Fund

SUPPLEMENT NO. 1
dated March 21, 2023, to the Statutory Prospectus dated
March 1, 2023

Effective March 21, 2023, Lisa Wang is no longer a portfolio manager of the TIAA-CREF Emerging Markets Equity Fund (the “Emerging Markets Equity Fund”). Therefore, all references to Ms. Wang are hereby removed from this Fund’s portfolio management team disclosure in the Statutory Prospectus.

Effective March 21, 2023, Willis Tsai has been added to the portfolio management team of the Emerging Markets Equity Fund. Consequently, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 12 of the Statutory Prospectus:

Name:	Willis Tsai
Title:	Managing Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entry for the Emerging Markets Equity Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 99 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Willis Tsai
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2006 to Present (international equity portfolio management)	2006	2005	2023

Effective March 21, 2023, Yuchang (Charles) Huang has been added to the portfolio management team of the TIAA-CREF Quant International Small-Cap Equity Fund (the “Quant International Small-Cap Equity Fund”). Consequently, the following is hereby added to the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 40 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Yuchang (Charles) Huang, CFA
Title:	Senior Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team change described above, the following is hereby added to the entry for the Quant International Small-Cap Equity Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 100 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Yuchang (Charles) Huang, CFA
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (quantitative equity research)	2014	2010	2023

A41384 (3/23)

TIAA-CREF Funds	Supplement

TIAA-CREF U.S Equity Funds

TIAA-CREF Large-Cap Value Fund
TIAA-CREF Mid-Cap Growth Fund

SUPPLEMENT NO. 1
dated March 21, 2023, to the Statutory Prospectus dated March 1, 2023

Effective March 21, 2023, Rossana Ivanova has been added to the portfolio management team of the TIAA-CREF Large-Cap Value Fund (the “Large-Cap Value Fund”). Consequently, the following is hereby added to the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 28 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Rossana Ivanova
Title:	Senior Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team change described above, the following is hereby added to the entry for the Large-Cap Value Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 105 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Rossana Ivanova
Senior Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2021 to Present (equity research for domestic portfolios); Atlantic Investment Management, Inc.—2007 to 2021 (equity research for domestic and non-U.S. portfolios)	2021	2005	2023

Effective March 21, 2023, Bihag Patel and Casey Weston have been added to the portfolio management team of the TIAA-CREF Mid-Cap Growth Fund (the “Mid-Cap Growth Fund”). Consequently, the following is hereby added to the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 37 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	Bihag Patel, CFA	Casey Weston, CFA
Title:	Managing Director	Senior Director
Experience on Fund:	since 2023	since 2023

Additionally, as a result of the portfolio management team change described above, the following is hereby added to the entry for the Mid-Cap Growth Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 105 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Bihag Patel, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2014 to Present (equity portfolio management)	2014	1998	2023
Casey Weston, CFA
Senior Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2014 to Present (equity portfolio management)	2014	2011	2023

A41383 (3/23)

TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income and
Real Estate Securities Funds

TIAA-CREF Bond Index Fund
TIAA-CREF Core Bond Fund
TIAA-CREF Core Plus Bond Fund
TIAA-CREF Inflation-Linked Bond Fund
TIAA-CREF Short-Term Bond Fund
TIAA-CREF Short-Term Bond Index Fund

SUPPLEMENT NO. 1
dated March 21, 2023, to the Statutory Prospectus dated August 1, 2022

Effective March 21, 2023, Kevin (Lijun) Chen is no longer a portfolio manager of the TIAA-CREF Bond Index Fund and the TIAA-CREF Short-Term Bond Index Fund (the “Index Funds”). Therefore, all references to Mr. Chen are hereby removed from the portfolio management team disclosure for the Index Funds in the Statutory Prospectus.

Effective March 21, 2023, Vivian Liu has been added to the portfolio management team of each Index Fund. Consequently, the following is hereby added to the respective entries for each Index Fund in the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on pages 14 and 118 of the Statutory Prospectus:

Name:	Vivian Liu, CFA
Title:	Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the respective entries for the Index Funds in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on pages 166 and 168 of the Statutory Prospectus:

1

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Vivian Liu, CFA
Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2019 to Present (quantitative fixed-income portfolio management)	2019	2011	2023

Effective March 21, 2023, John Cerra is no longer a portfolio manager of the TIAA-CREF Core Bond Fund, the TIAA-CREF Core Plus Bond Fund, the TIAA-CREF Inflation-Linked Bond Fund and the TIAA-CREF Short-Term Bond Fund. Therefore, all references to Mr. Cerra are hereby removed from the portfolio management team disclosure for these Funds in the Statutory Prospectus.

Effective March 21, 2023, Peter Agrimson has been added to the portfolio management team of the TIAA-CREF Core Bond Fund and the TIAA-CREF Inflation-Linked Bond Fund. Consequently, the following is hereby added to the respective sub-sections entitled “Portfolio Managers” in the sections entitled “Portfolio management” on pages 25 and 87 of the Statutory Prospectus:

Name:	Peter Agrimson, CFA
Title:	Managing Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the respective entries for the TIAA-CREF Core Bond Fund and the TIAA-CREF Inflation-Linked Bond Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on pages 166 and 168 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Peter Agrimson, CFA
Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2008 to Present (fixed-income portfolio management)	2014	2005	2023
2

Effective March 21, 2023, Nicholas Travaglino has been added to the portfolio management team of the TIAA-CREF Core Plus Bond Fund. Consequently, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 48 of the Statutory Prospectus:

Name:	Nicholas Travaglino
Title:	Managing Director
Experience on Fund:	since 2023

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entry for the TIAA-CREF Core Plus Bond Fund in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” on page 167 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Nicholas Travaglino
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2014 to Present (fixed-income portfolio management)	2014	1997	2023
3

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A41385 (3/23)

TIAA-CREF Funds	Supplement

TIAA-CREF Funds

SUPPLEMENT NO. 1
dated March 21, 2023 to the Statement of Additional Information (“SAI”) dated March 1, 2023 and August 1, 2022, as supplemented through March 1, 2023

Effective March 21, 2023, Lisa Wang is no longer a portfolio manager of the TIAA-CREF Emerging Markets Equity Fund. Therefore, all references to Ms. Wang are hereby removed from the portfolio management team disclosure for this Fund in the SAI.

Effective March 21, 2023, Willis Tsai has been added to the portfolio management team of the Emerging Markets Equity Fund. Accordingly, the following is hereby added to the entry for this Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 92 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Emerging Markets Equity Fund
Willis Tsai**	1	0	0	$5	$0	$0	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

Effective March 21, 2023, Rossana Ivanova has been added to the portfolio management team of the TIAA-CREF Large-Cap Value Fund. Accordingly, the following is hereby added to the entry for this Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 92 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Large-Cap Value Fund
Rossana Ivanova**	0	0	0	$0	$0	$0	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.
1

Effective March 21, 2023, Bihag Patel and Casey Weston have been added to the portfolio management team of the TIAA-CREF Mid-Cap Growth Fund. Accordingly, the following is hereby added to the entry for this Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 92 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Mid-Cap Growth Fund
Bihag Patel**	1	0	0	$206	$0	$0	$0
Casey Weston**	0	0	0	$0	0	0	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

Effective March 21, 2023, Charles Huang has been added to the portfolio management team of the TIAA-CREF Quant International Small-Cap Equity Fund. Accordingly, the following is hereby added to the entry for this Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 92 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Quant International Small-Cap Equity Fund
Yuchang (Charles) Huang**	0	0	0	$0	$0	$0	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

Effective March 21, 2023, Lijun (Kevin) Chen is no longer a portfolio manager of the TIAA-CREF Bond Index Fund or the TIAA-CREF Short-Term Bond Index Fund. Therefore, all references to Mr. Chen are hereby removed from the portfolio management team disclosure for these Funds in the SAI.

Effective March 21, 2023, Vivian Liu has been added to the portfolio management team of the TIAA-CREF Bond Index Fund and the TIAA-CREF Short-Term Bond Index Fund. Accordingly, the following is hereby added to the respective entries for these Funds in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 94 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Bond Index Fund
Vivian Liu**	4	0	0	$406	$0	$0	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.
2

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Short-Term Bond Index Fund
Vivian Lui**	4	0	0	$406	$0	$0	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

Effective March 21, 2023, John Cerra is no longer a portfolio manager of the TIAA-CREF Core Bond Fund, the TIAA-CREF Core Plus Bond Fund, the TIAA-CREF Inflation-Linked Bond Fund and the TIAA-CREF Short-Term Bond Fund. Therefore, all references to Mr. Cerra are hereby removed from the portfolio management team disclosure for these Funds in the SAI.

Effective March 21, 2023, Peter Agrimson has been added to the portfolio management team of the TIAA-CREF Core Bond Fund and TIAA-CREF Inflation-Linked Bond Fund. Accordingly, the following is hereby added to the entry for the TIAA-CREF Core Bond Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 94 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Core Bond Fund
Peter Agrimson**	5	0	3	$3,665	$0	$13	$1–10,000
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

Additionally, the following is hereby added to the entry for the TIAA-CREF Inflation-Linked Bond Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 94 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Inflation-Linked Bond Fund
Peter Agrimson**	5	0	3	$3,665	$0	$13	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

Effective March 21, 2023, Nick Travaglino has been added to the portfolio management team of the TIAA-CREF Core Plus Bond Fund. Accordingly, the following is hereby added to the entry for this Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 94 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Core Plus Bond Fund
Nick Travaglino**	5	0	4	$10,675	$0	$390	$50,001–100,000
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.
3

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A41382 (3/23)